Trade and Other Payables - Summary of Trade and Other Payables Not Denominated in Functional Currency (Detail)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Disclosure of Trade and Other Payables [Line Items]
Trade and other payables	$ 2,364,183	RM 10,408,318	RM 1,726,403
United States dollar [member]
Disclosure of Trade and Other Payables [Line Items]
Trade and other payables		RM 6,008,843	RM 62,490